Balance Sheet Components - Carrying Amount of Goodwill by Geographical Regions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Balance, Beginning	$ 1,063,200	$ 1,002,129
Purchase accounting adjustments		112,629
Asset held for sale adjustments	1,605	(5,000)
Impact of foreign currency exchange	(343,143)	(46,558)
Balance, Ending	2,986,064	1,063,200
Reportable geographical components | Americas
Goodwill [Roll Forward]
Balance, Beginning	460,203	463,902
Purchase accounting adjustments		17,192
Asset held for sale adjustments	0	0
Impact of foreign currency exchange	9,235	(20,891)
Balance, Ending	469,438	460,203
Reportable geographical components | EMEA
Goodwill [Roll Forward]
Balance, Beginning	374,070	404,093
Purchase accounting adjustments		0
Asset held for sale adjustments	1,605	(5,000)
Impact of foreign currency exchange	(358,771)	(25,023)
Balance, Ending	2,281,306	374,070
Reportable geographical components | Asia-Pacific
Goodwill [Roll Forward]
Balance, Beginning	228,927	134,134
Purchase accounting adjustments		95,437
Asset held for sale adjustments	0	0
Impact of foreign currency exchange	6,393	(644)
Balance, Ending	235,320	$ 228,927
Telecity Group plc
Goodwill [Roll Forward]
Purchase accounting adjustments	2,215,567
Telecity Group plc | Reportable geographical components | Americas
Goodwill [Roll Forward]
Purchase accounting adjustments	0
Telecity Group plc | Reportable geographical components | EMEA
Goodwill [Roll Forward]
Purchase accounting adjustments	2,215,567
Telecity Group plc | Reportable geographical components | Asia-Pacific
Goodwill [Roll Forward]
Purchase accounting adjustments	0
Digital Realty
Goodwill [Roll Forward]
Purchase accounting adjustments	48,835
Digital Realty | Reportable geographical components | Americas
Goodwill [Roll Forward]
Purchase accounting adjustments	0
Digital Realty | Reportable geographical components | EMEA
Goodwill [Roll Forward]
Purchase accounting adjustments	48,835
Digital Realty | Reportable geographical components | Asia-Pacific
Goodwill [Roll Forward]
Purchase accounting adjustments	$ 0